Flight Equipment Held For Operating Leases, Net (Contractual Commitments For Prepayment And Purchase Of Flight Equipment) (Details) (Flight Equipment Held For Operating Leases [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2011
Recorded Unconditional Purchase Obligation [Line Items]
2012	$ 497,551
2013	278,390
2014	91,119
Thereafter	313,017
Capital Expenditures [Member]
Recorded Unconditional Purchase Obligation [Line Items]
2012	466,231
2013	220,648
Thereafter	294,793
Pre-Delivery Payments [Member]
Recorded Unconditional Purchase Obligation [Line Items]
2012	31,320
2013	57,742
2014	91,119
Thereafter	$ 18,224